DEBT (Schedule of debt) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible notes payable	$ 2,900,000	$ 2,900,000	$ 1,445,000
Convertible notes payable - fair value option	466,255	998,135	1,527,293
Non-convertible promissory notes	924,142	1,176,644	1,273,394
Loans from related party (see Note 17)		1,107,873	1,107,873
Term loan			900,292
Paycheck Protection Program loans			3,099,869
Total debt	5,398,270	6,182,652	9,353,721
Less current portion of debt	(513,183)	(307,685)	(4,017,352)
Noncurrent portion of debt	4,885,087	5,874,967	$ 5,336,369
Loans from related party (see Note 9)	$ 1,107,873	$ 1,107,873